S000048356 [Member] Investment Objectives and Goals - Multi-Strategy Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Strategy Income Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income and,
Objective, Secondary [Text Block]	as a secondary objective, long-term capital growth.